Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Summary of Related Parties Relationship with Group

Name of related parties	Relationship with the Group
Ping An and its subsidiaries (“Ping An Gr o up”)	The Company’s controlling shareholder and its subsidiaries
Mango JV	An equity-method investee of the Company’s subsidiary
Shanghai Visionstar	An equity-method investee of the Company’s subsidiary

Schedule of Related Party Transactions
During the years ended December 31, 2017, 2018 and 2019, related party transactions were as follows:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Services provided to Ping An Group (a)	21,171	473,466	447,010	64,209
Services provided to other related parties	1,768	124	340	49

Net revenues from related parties	22,939	473,590	447,350	64,258

Services provided by and assets purchased from Ping An Group (b)	55,220	88,658	107,706	15,471
Services provided by and assets purchased from other related parties	2,644	10,415	15,717	2,258

Interest income from Ping An Group	35,049	50,968	47,459	6,817

Balances with Related Parties
As of December 31, 2018 and December 31, 2019, balances with related parties were as follows:

	December 31, 2018	December 31, 2019
	RMB	RMB	US$
Amounts due from related parties, current
Ping An Group (c)	34,018	29,489	4,236
Mango JV	29	12	2

	34,047	29,501	4,238

Amounts due from related parties, non-current
Ping An Group (c)	2,041	4,509	648

	2,041	4,509	648

Amounts due to related parties
Ping An Group (d)	19,463	26,155	3,757
Mango JV	208	507	73
Shanghai Visionstar	—	9,725	1,397
Other related parties	197	—	—

	19,868	36,387	5,227

(a)	The amount represents the commission fee for transaction facilitation service on financial product including loan and insurance products and advertising services provided to Ping An Group.

(b)	The amount represents rental and property management services, technical services, other miscellaneous services and assets provided by Ping An Group.

(c)	Receivable from Ping An Group primarily consists of deposit in relation to the operating lease and other agreements, service fee receivable, and interest receivable from cash and cash equivalents and short-term investments held at Ping An Group. As of December 31, 2018 and 2019, the Group had cash and cash equivalents and short-term investments of RMB1,117,132 and RMB1,907,217 (US$273,955) at Ping An Group, respectively.

(d)	The outstanding payable to Ping An Group primarily consists of payable for provision of services related to business operation, IDC service fee and other miscellaneous services.